DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total Due From Related Parties	$ 397,590	$ 429,648
Beijing Zhenhuikang Biotechnology Co., Ltd [Member]
Total Due From Related Parties	397,590	404,288
Yubo Global Biotechnology (Chengdu) Co., Ltd [Member]
Total Due From Related Parties	$ 0	$ 25,360